December 23, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Highland Funds I (the “Trust”)
File No. 333-235285
Highland Merger Arbitrage Fund (the “Fund”)

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, (“1933 Act”), is the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for the above-referenced Trust, with respect to the Fund. The initial Registration Statement on Form N-14 was filed on November 27, 2019 (Accession Number 0001193125-19-301453).

The purpose of the filings is to register shares of beneficial interest of the Fund under the 1933 Act. These shares are being registered pursuant to an Agreement and Plan of Reorganization pursuant to which the Highland Long/Short Equity Fund, a series of the Trust, will transfer substantially all of its assets to the Fund in exchange for Shares of the Fund.

This Pre-Effective Amendment No. 1 is being filed to add powers of attorney information and otherwise materially complete the Registration Statement.

If you have any questions regarding the enclosed materials, please do not hesitate to contact me at 610-676-3456.

Very truly yours,

/s/ Dianne M. Descoteaux

Dianne M. Descoteaux